Cover	12 Months Ended
Dec. 31, 2024
Document Information [Line Items]
Document Type	DEFR14A
Amendment Flag	true
Amendment Description	This Amendment No. 1 (this “Amendment”) amends the definitive proxy statement of Olenox Industries Inc. (formerly known as Safe & Green Holdings Corp.) (“we”, “our”, or the “Company”) filed with the Securities and Exchange Commission on December 19, 2025 (the “Proxy Statement”). The Proxy Statement was filed in connection with the Company’s 2025 annual meeting of stockholders (the “2025 Annual Meeting”) that was convened on December 29, 2025, reconvened on January 14, 2026, reconvened on January 28, 2026, and has subsequently been adjourned until March 31, 2026 at 1:00 p.m. Central Daylight Time (the “Adjourned Meeting Date”). This Amendment is being filed to (i) provide an amended notice notifying the Company’s stockholders of a new record date, location, and Adjourned Meeting Date for the 2025 Annual Meeting, (ii) amend and restate Proposal 2, the proposal for ratification of our independent registered public accounting firm for our fiscal year ending December 31, 2025, (iii) include a new Proposal 8, related to the approval, for purposes of Nasdaq Listing Rule 5635(d), the issuance of securities in connection with the Series C Convertible Preferred Stock financing, (iv) include a new Proposal 9, related to the approval of a reverse stock split of the Company’s common stock, (v) correct certain clerical errors in Proposal 6, (vi) remove the prior Proposal 4, related to the advisory vote on the frequency of the advisory vote on executive compensation proposal, and the prior Proposal 8, related to a proposed amendment to the Company’s amended and restated bylaws, (vii) include other disclosures intended to comply with the requirements of Schedule 14A, and (viii) reflect the new name of the Company, Olenox Industries Inc. (formerly known as Safe & Green Holdings Corp.) and the new ticker symbol of the Company, OLOX (formerly SGBX). This Amendment restates the Proxy Statement in its entirety. We will print and distribute this Amendment to our stockholders as of February 11, 2026, the record date for determining the stockholders entitled to notice of and to vote at the 2025 Annual Meeting.Capitalized terms used but not otherwise defined in this Amendment have the meanings ascribed to them in the Proxy Statement. This Amendment should be read together with the Proxy Statement, and the information contained in this Amendment modifies or supersedes any inconsistent material contained in the Proxy Statement.Except as specifically discussed in this Explanatory Note, this Amendment does not modify or update any other disclosures in the Proxy Statement. In addition, this Amendment does not reflect events occurring after the date of the Proxy Statement or modify or update disclosures that may have been affected by subsequent events.
Entity Information [Line Items]
Entity Registrant Name	OLENOX INDUSTRIES INC.
Entity Central Index Key	0001023994